Note 1 - Segment information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales		$ 12,523,934	$ 14,868,860	$ 11,762,526
Property, plant and equipment, net		6,121,471	6,078,179	5,556,263
Intangible Assets, net		1,357,749	1,377,110	1,332,508
Right of Use Assets, net		148,868	132,138	111,741
Investments in non-consolidated companies		1,543,657	1,608,804	1,540,646
North America [Member]
Disclosure of operating segments [line items]
Net sales		5,558,769	7,765,130	6,902,787
Property, plant and equipment, net		3,578,293	3,676,352	3,548,844
Intangible Assets, net		1,117,314	1,126,774	1,102,265
Right of Use Assets, net		65,105	50,128	37,022
Investments in non-consolidated companies
South America [Member]
Disclosure of operating segments [line items]
Net sales		2,621,581	3,382,495	2,550,402
Property, plant and equipment, net		1,257,345	1,143,752	1,031,423
Intangible Assets, net		177,934	166,450	147,102
Right of Use Assets, net		8,255	9,241	12,141
Investments in non-consolidated companies
Europe [Member]
Disclosure of operating segments [line items]
Net sales		1,262,458	1,175,581	1,000,833
Property, plant and equipment, net		832,443	794,242	706,539
Intangible Assets, net		14,899	22,580	7,598
Right of Use Assets, net		28,242	24,832	15,208
Investments in non-consolidated companies
Asia Pacific, Middle East & Africa [member]
Disclosure of operating segments [line items]
Net sales	[1]	3,081,126	2,545,654	1,308,504
Property, plant and equipment, net	[1]	453,390	463,833	269,457
Intangible Assets, net	[1]	47,602	61,306	75,543
Right of Use Assets, net	[1]	47,266	47,937	47,370
Investments in non-consolidated companies	[1]
Unallocated [member]
Disclosure of operating segments [line items]
Net sales	[2]
Property, plant and equipment, net	[2]
Intangible Assets, net	[2]
Right of Use Assets, net	[2]
Investments in non-consolidated companies	[2]	$ 1,543,657	$ 1,608,804	$ 1,540,646

[1]	Starting on January 1, 2023, Asia Pacific and Middle East and Africa areas were merged in a single geographical area.
[2]	For the years 2024, 2023 and 2022 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.